Other receivables, prepayments and deposits	12 Months Ended
Dec. 31, 2021
Other receivables, prepayments and deposits
Other Receivables, prepayments and deposits

7. Other receivables, prepayments and deposits

Other receivables, prepayments and deposits consisted of the following:

	December 31,
	2021	2020

	(in US$’000)
Dividend receivables (Note 23)	46,387	—
Value-added tax receivables	16,616	14,957
Prepayments	14,128	7,038
Deposits	1,255	905
Amounts due from related parties (Note 24(ii))	1,149	1,142
Leasehold land deposit (Note 12)	—	930
Others	1,506	2,956
	81,041	27,928

No allowance for credit losses have been made for other receivables, prepayments and deposits for the years ended December 31, 2021 and 2020.